OTHER INCOME (EXPENSES), NET (Schedule of Components of Other Income, Net) (Details) (USD $)	12 Months Ended						3 Months Ended
	Dec. 31, 2014 item		Dec. 31, 2013 item		Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2012	Jun. 30, 2015
OTHER INCOME (EXPENSES), NET [Abstract]
Foreign exchange (losses) gains	$ (586,000)		$ 3,856,000		$ (4,675,000)
Gain (loss) from the currency translation adjustment	(121,000)	[1]	7,088,000	[1]		[1]
Tax reversal for expiration of the statute of limitations	992,000	[2]	1,240,000	[2]	1,499,000	[2]
ESA loan impairment	(2,788,000)	[3]		[3]		[3]
Other	254,000		(704,000)		203,000
Total	(2,249,000)		11,480,000		(2,973,000)
Number of inactive Chinese entities	3		2				3
Period after the filing of the tax return when tax reserve was released					5 years
ESA Cultural Investment (Hong Kong) limited [Member]
Other receivables [Line Items]
Loan receivable					5,600,000			5,600,000
Amount drawn							800,000	4,000,000
Interest rate of debt securities (as a percent)	20.00%
Percentage of loan receivable on extended maturity date	50.00%
Loan receivable on extended maturity date	2,800,000						2,800,000
Proceeds from loan payments	2,000,000		5,600,000				800,000
ESA Cultural Investment (Hong Kong) limited [Member] | Subsequent Events [Member]
Other receivables [Line Items]
Amount drawn									$ 2,000,000

[1]	During 2013, the Company recognized $7.1 million gain in the Consolidated Statements of Operations and Comprehensive Income (Loss) on the reversal of the cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of two previously inactive Chinese entities. The prior cumulative translation adjustment primarily resulted from the difference between local functional currency and the Company's reporting currency.
[2]	Previously, when the Company divested its Korean subsidiary, the Company provided a tax reserve as it offered indemnification to the buyer for the uncertain tax position arising in the periods before the divestiture. In April 2012, approximately $1.5 million of such tax reserve was released due to the expiration of the statute of limitations, which is five years after the filing of the tax return. In 2013, approximately $1.2 million of such tax reserve was released due to expiration of statute of limitations. In 2014, remaining amount of approximately $1.0 million of such tax reserve was released due to expiration of statute of limitations.
[3]	The Company signed the loan agreement to for a total amount of $5.6 million in the fourth quarter of 2012, $4.0 million was drawdown in the fourth quarter of 2012 and the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with subsequently extended the maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million. The Company has performed an assessment on the need for a valuation reserve and $2.8 million was charged as impairment in other expenses in 2014 as the collection term was due. The management expects to collect the remaining $2.0 million balance in the second quarter of 2015.